Debt - Debt Maturity (Details) $ in Millions	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 33
2020	407
2021	570
2022	973
2023	1,748
2024 and thereafter	3,355
Total debt principal	$ 7,086